Income Taxes - Summary of Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Income Taxes [line items]
Profit from continuing operations before taxes	$ 6,565	$ 4,688
Loss from discontinued operations before taxes	(956)	(156)
Profit from continuing operations before taxes	5,609	4,532
Tax expense at the Canadian statutory income tax rate of 26.53% (2021 – 26.54%)	1,488	1,203
Tax effect of:
Resource taxes	670	426
Resource and depletion allowances	(96)	(61)
Non-deductible expenses (non-taxable income)	74	69
Tax pools not recognized (recognition of previously unrecognized tax pools)	5	(56)
Difference in tax rates in foreign jurisdictions	76	75
Revisions to prior year estimates	15	(14)
Non-controlling interests	(21)	(15)
Effect from sale of Fort Hills	83	0
Other	17	(10)
Total income taxes from continuing and discontinued operations	2,311	1,617
Represented by:
Current income taxes	1,413	978
Deferred income taxes	898	639
Provision for income taxes from continuing operations	$ 2,495	$ 1,518
Applicable tax rate	26.53%	26.54%
Aggregate continuing and discontinued operations
Tax effect of:
Total income taxes from continuing and discontinued operations	$ 2,311	$ 1,617
Discontinued operations
Disclosure of Income Taxes [line items]
Profit from continuing operations before taxes	(931)	(133)
Represented by:
Provision for (recovery of) income taxes from discontinued operations	$ (184)	$ 99